Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
As of December 31, 2018, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2019	$16,709	$8,193	$24,902
2020	15,478	5,209	20,687
2021	14,926	363	15,289
2022	13,655	7	13,662
2023	13,701	—	13,701
Thereafter	28,824	—	28,824
Amounts representing interest	—	(459)	(459)
Total lease payments	$103,293	$13,313	$116,606